Derivatives - Offsetting (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross amounts of recognized, asset	[1]	$ 43,190	$ 29,889
Gross amount offset in the balance sheet		0	0
Net amounts of asset/ liabilities presented in the balance sheet, asset		43,190	29,889
Gross amounts not offset in the balance sheet, financial instruments, asset		0	(258)
Gross amounts not offset in the balance sheet, cash collateral received/ pledged		(41,747)	(37,262)
Net amount, asset		1,443	(7,631)
Gross amounts of recognized, liability	[1]	(28,518)	(17,489)
Gross amount offset in the balance sheet		0	0
Net amounts presented in the balance sheet, liability		(28,518)	(17,489)
Gross amounts not offset in the balance sheet, financial instruments, liability		0	258
Gross amounts not offset in the balance sheet, cash collateral received		16,220	15,978
Net amount, liability		$ (12,298)	$ (1,253)

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.